Schedule of Common Stock Warrants (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding balance	24,415	24,415
Number of Shares Outstanding balance		24,415
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares Outstanding balance	24,415
Weighted Average Exercise Price Outstanding, balance	$ 0.11
Weighted Average Remaining Contractual Life (years) Outstanding	1 year 3 months 25 days	1 year 9 months 25 days
Aggregate Intrinsic Value Outstanding	$ 1,200,387
Number of Shares Outstanding balance
Weighted Average Exercise Price Outstanding, balance
Number of Shares Outstanding balance
Weighted Average Exercise Price Outstanding, balance
Number of Shares Outstanding balance
Weighted Average Exercise Price Outstanding, balance
Number of Shares Outstanding balance	24,415	24,415
Weighted Average Exercise Price Outstanding, balance	$ 0.11	$ 0.11
Aggregate Intrinsic Value Outstanding	$ 1,200,387	$ 1,200,387